Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	InflaRx N.V.
Entity Central Index Key	0001708688
Entity File Number	001-38283
Entity Incorporation, State or Country Code	P7
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Winzerlaer Str. 2
Entity Address, Address Line Two	07745
Entity Address, City or Town	Jena
Entity Address, Country	DE
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value €0.12 per share
Trading Symbol	IFRX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	59,351,710
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dr. Thomas Taapken
Entity Address, Address Line One	Winzerlaer Str. 2
Entity Address, Address Line Two	07745
Entity Address, City or Town	Jena
Entity Address, Country	DE
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+49
Local Phone Number	(3641) 508 180